Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Operating Leases [Abstract]
Schedule of Undiscounted Future Minimum Lease Payments under these Operating Lease	The table below reconciles the undiscounted future minimum lease payments under these operating leases to the total operating lease liabilities recognized on the consolidated balance sheet as of September 30, 2024 (in thousands):
Year	Lease Payments Due
2024 (remaining three months)	$88
2025	437
2026	591
2027	515
2028	212
Total minimum payments	1,843
Less: imputed interest	(161)
Present value of operating lease liabilities	1,682
Less: current portion included in other current liabilities	(385)
Long-term operating lease liabilities	$1,297
The table below reconciles the undiscounted future minimum lease payments under these operating leases to the total operating lease liabilities recognized on the consolidate balance sheet as of December 31, 2023 (in thousands):
Year	Lease Payments Due
2024	$383
2025	576
2026	592
2027	516
2028	191
Total minimum payments	2,258
Less: imputed Interest	(1,298)
Present value of operating lease liabilities	960
Less: current portion included in other current liabilities	(120)
Long-term operating lease liabilities	840

Schedule of Other Information Related to Operating Lease Liabilities	Other information related to operating lease liabilities consists of the following (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Cash paid for operating lease liabilities (in thousands)	$117	$92	$274	$214
Weighted average remaining lease term in years	3.5	3.9	3.5	3.9
Weighted average discount rate	10%	10%	10%	10%
Other information related to operating lease liabilities consists of the following:
	Year Ended December 31,
	2023	2022

Cash paid for operating lease liabilities (in thousands)	$411	$125
Weighted average remaining lease term in years	3.7	4.7
Weighted average discount rate	10%	10%